Other Assets - Summary of Other Assets (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other financial assets:
Other financial assets	₸ 46,295	₸ 50,184
Less: allowance for impairment losses	(4,761)	(7,068)
Total net other financial assets	41,534	43,116
Other non-financial assets:
Other non-financial assets	94,943	32,390
Less: allowance for impairment losses	(879)	(726)
Total net other non-financial assets	94,064	31,664
Total other assets	135,598	74,780
Settlement with Brokers
Other financial assets:
Other financial assets	30,687	31,243
Receivables from VISA and Master Card
Other financial assets:
Other financial assets	4,159	3,498
Prepayments for Customers Online Transactions
Other financial assets:
Other financial assets	3,947	5,166
Other
Other financial assets:
Other financial assets	7,502	10,277
Goodwill
Other non-financial assets:
Other non-financial assets	34,078
Prepayments for Goods and Services
Other non-financial assets:
Other non-financial assets	23,339	11,729
Investment Property
Other non-financial assets:
Other non-financial assets	16,065	16,829
Inventory
Other non-financial assets:
Other non-financial assets	14,370	2,274
Taxes Receivable
Other non-financial assets:
Other non-financial assets	6,433	1,054
Other
Other non-financial assets:
Other non-financial assets	₸ 658	₸ 504